StockBased Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Options (Tables)
Schedule of stock options plan
	Number of Options Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance, January 1, 2021	58,133,001	$0.005-1,121,250,000	$0.03704
Granted	-	-	-
Exercised	(42,500,000)	$0.005	$0.005
Expired	-	-	-
Balance outstanding, September 30, 2021	15,633,001	$0.005-1,121,250,000	$0.05084
Balance exercisable, September 30, 2021	15,633,001	$0.005-1,121,250,000	$0.05084

	Number of Options Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance, January 1, 2019	519,001	$2.85-1,121,250,000	$3.125

Granted	115,000	2.05	2.05
Exercised	-	-	-
Expired	(1,000)	8.00	8.00
Balance, December 31, 2019	633,001	2.05-1,121,250,000	2.93

Granted	57,500,000	0.005	0.005
Exercised	-	-	-
Expired	-	-	-
Balance outstanding, December 31, 2020	58,133,001	$0.005-1,121,250,000	$0.03704
Balance exercisable, December 31, 2020	5,031,908	$0.005-1,121,250,000	$0.03704

Schedule of stock option outstanding and exercisable
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$1,121,250,000	1	2	$1,121,250,000	1	2	$1,121,250,000
$0.005	15,000,000	10	$0.005	15,000,000	10	$0.005
$2.85	126,000	7	$2.85	126,000	7	$2.85
$2.05	115,000	9	$2.05	115,000	9	$2.05
$3.125	392,000	6	$3.125	392,000	6	$3.125
$0.0041 - 975,000,000	15,633,001	6.8	$0.05084	15,633,001	6.8	$0.05084

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$1,121,250,000	1	2	$1,121,250,000	1	2	$1,121,250,000
$2.85	126,000	7	2.85	126,000	7	2.85
$3.125	392,000	6	3.125	392,000	6	3.125
$2.05	115,000	9	2.05	115,000	9	2.05
$0.005	57,500,000	10	0.005	4,398,907	10	0.005
$0.005 – 1,121,250,000	58,133,001	6.8	$0.03704	5,031,908	6.8	$0.03704